UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-23299
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OFS Credit Company, Inc.
(Exact name of registrant as specified in charter)
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10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Address of principal executive offices)
Bilal Rashid
Chief Executive Officer
OFS Credit Company, Inc.
10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Name and address of agent for service)
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Registrant’s telephone number, including area code: (847) 734-2000
Date of fiscal year end: October 31
Date of reporting period: July 1, 2021 - June 30, 2022

Item 1. Proxy Voting Record.

Issuer Name: Niagara Park CLO Ltd.
Meeting Date: July 19, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 65357KAC1
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
1	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Elevation CLO 2017-8 Ltd.
Meeting Date: November 5, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 28622TAJ4
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
2	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Dryden 76 CLO Ltd.
Meeting Date: November 18, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 26252XAA5
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
3	OCCI elected in favor of resetting this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Apex Credit CLO 2020 Ltd.
Meeting Date: February 17, 2022
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 03756BAE5
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
4	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
Bilal Rashid
Chief Executive Officer
Date: August 16, 2022